Trade payables and accrued liabilities	9 Months Ended
Sep. 30, 2022
Trade payables and accrued liabilities
Trade payables and accrued liabilities

7.            Trade payables and accrued liabilities

	September 30, 2022	December 31, 2021
Trade payables	$1,090,554	$1,249,861
Due to related parties (Note 15)	—	743,100
Accrued liabilities	4,090,722	4,817,820
	$5,181,276	$6,810,781